SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 9.5%
	Auto Receivables — 4.4%
[a]	American Credit Acceptance Receivables Trust, Series 2024-4 Class A, 4.81% due 3/13/2028	$ 19,789	$ 19,783
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class B, 6.632% due 7/26/2032	39,563	40,011
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class C, 1.53% due 3/10/2027	145,000	141,396
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	75,000	75,697
	Exeter Automobile Receivables Trust, Series 2022-5A Class C, 6.51% due 12/15/2027	22,002	22,078
[a]	First Investors Auto Owner Trust, Series 2022-1A Class C, 3.13% due 5/15/2028	65,000	64,412
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	50,000	49,664
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	45,000	45,384
[a]	Octane Receivables Trust, Series 2023-1A Class A, 5.87% due 5/21/2029	64,450	64,613
	Santander Drive Auto Receivables Trust, Series 2024-4 Class A3, 4.85% due 1/16/2029	100,000	100,182
[a]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	80,000	80,021
[a]	Wheels Fleet Lease Funding 1 LLC, Series 2023-2A Class A, 6.46% due 8/18/2038	63,914	64,753
			767,994
	Credit Card — 0.6%
	BA Credit Card Trust, Series 2023-A1 Class A1, 4.79% due 5/15/2028	105,000	105,355
			105,355
	Other Asset Backed — 3.8%
[a]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	50,000	49,134
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	54,526	44,200
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	81,306	74,940
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	94,299	75,799
[a]	Marlette Funding Trust, Series 2021-3A Class C, 1.81% due 12/15/2031	41,853	41,802
[a]	Mosaic Solar Loan Trust, Series 2018-1A Class A, 4.01% due 6/22/2043	92,140	86,959
[a]	Pagaya AI Debt Trust, Series 2023-5 Class C, 9.099% due 4/15/2031	91,740	92,322
[a,b]	PFS Financing Corp., Series 2023-D Class A, 5.482% (SOFR30A + 1.15%) due 8/15/2027	147,000	147,164
[a]	Retained Vantage Data Centers Issuer LLC, Series 2023-2A Class A2, 5.05% due 9/15/2048	50,000	48,891
			661,211
	Student Loan — 0.7%
[a,b]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.839% (TSFR1M + 1.51%) due 12/28/2048	79,122	79,127
[b]	SLM Student Loan Trust, Series 2012-1 Class A3, 5.387% (SOFR30A + 1.06%) due 9/25/2028	40,954	39,764
			118,891
	Total Asset Backed Securities (Cost $1,654,233)		1,653,451
	Corporate Bonds — 34.3%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
[b]	American Honda Finance Corp., 4.971% (SOFR + 0.62%) due 12/11/2026	38,000	37,955
	Hyundai Capital America,
[a]	4.30% due 9/24/2027	25,000	24,662
[a]	5.15% due 3/27/2030	25,000	25,013
			87,630
	Banks — 0.6%
	Banks — 0.6%
	Bank of New York Mellon Corp.,
[b]	4.975% (SOFR + 1.09%) due 3/14/2030	25,000	25,425
[b,c]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	10,000	9,627
[b]	Santander Holdings USA, Inc., 6.174% (SOFR + 2.50%) due 1/9/2030	25,000	25,774
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	25,000	25,305
[b]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	25,000	25,646
			111,777
	Capital Goods — 1.1%
	Aerospace & Defense — 0.3%
[a]	BWX Technologies, Inc., 4.125% due 4/15/2029	25,000	23,937
[a]	TransDigm, Inc., 6.375% due 3/1/2029	25,000	25,406

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Machinery — 0.6%
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	$ 25,000	$ 23,702
[d]	nVent Finance SARL, 2.75% due 11/15/2031	25,000	21,337
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	41,000	41,233
	6.30% due 2/15/2030	25,000	25,907
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	25,000	26,043
			187,565
	Commercial & Professional Services — 0.9%
	Commercial Services & Supplies — 0.7%
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	50,000	48,971
	CoreCivic, Inc., 8.25% due 4/15/2029	25,000	26,423
	Equifax, Inc.,
	3.25% due 6/1/2026	25,000	24,622
	5.10% due 12/15/2027	25,000	25,247
	Professional Services — 0.2%
[a]	Korn Ferry, 4.625% due 12/15/2027	25,000	24,674
			149,937
	Consumer Discretionary Distribution & Retail — 0.2%
	Specialty Retail — 0.2%
	Genuine Parts Co., 4.95% due 8/15/2029	25,000	25,229
			25,229
	Consumer Durables & Apparel — 0.2%
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	25,000	25,930
			25,930
	Consumer Services — 0.4%
	Diversified Consumer Services — 0.3%
	Service Corp. International, 5.75% due 10/15/2032	50,000	49,688
	Hotels, Restaurants & Leisure — 0.1%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	25,000	23,449
			73,137
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
[a]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25% due 3/15/2026	60,000	59,026
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	25,000	26,069
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	25,000	24,456
			109,551
	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	40,000	39,218
[a]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	10,000	10,375
[d]	Ecopetrol SA, 8.375% due 1/19/2036	20,000	19,019
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	25,000	25,488
	Energy Transfer LP,
	5.20% due 4/1/2030	18,000	18,185
[a]	5.625% due 5/1/2027	70,000	70,024
	6.05% due 12/1/2026	23,000	23,441
[b,c]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	50,000	49,913
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	25,000	25,226
[a,d]	Parkland Corp., 5.875% due 7/15/2027	25,000	24,988
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	20,000	14,712
[a]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	25,000	24,815
[a]	Sunoco LP, 7.25% due 5/1/2032	25,000	26,014
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	35,165
			406,583
	Equity Real Estate Investment Trusts (REITs) — 1.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified REITs — 1.0%
	American Tower Corp., 4.90% due 3/15/2030	$ 30,000	$ 30,166
[a]	American Tower Trust #1, 3.652% due 3/15/2048	50,000	48,596
	Crown Castle, Inc.,
	4.90% due 9/1/2029	10,000	10,018
	5.80% due 3/1/2034	25,000	25,506
	Extra Space Storage LP,
	3.50% due 7/1/2026	25,000	24,728
	3.90% due 4/1/2029	25,000	24,243
[a]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	20,000	18,913
			182,170
	Financial Services — 3.5%
	Capital Markets — 1.6%
	Blue Owl Credit Income Corp., 6.60% due 9/15/2029	25,000	25,562
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	25,000	24,799
[d]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	40,000	40,522
	Hercules Capital, Inc., 3.375% due 1/20/2027	74,000	71,365
	LPL Holdings, Inc.,
[a]	4.00% due 3/15/2029	35,000	33,633
	5.15% due 6/15/2030	30,000	30,081
	Main Street Capital Corp., 6.50% due 6/4/2027	25,000	25,471
	Nasdaq, Inc., 5.55% due 2/15/2034	25,000	25,606
	Consumer Finance — 0.3%
[b]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	25,000	25,793
[a]	FirstCash, Inc., 6.875% due 3/1/2032	25,000	25,631
	Financial Services — 1.3%
[b]	Bank of America Corp., 5.162% (SOFR + 1.00%) due 1/24/2031	43,000	43,655
	Citigroup, Inc.,
[b]	3.785% (SOFR + 1.94%) due 3/17/2033	25,000	22,964
[b]	4.542% (SOFR + 1.34%) due 9/19/2030	26,000	25,665
[b]	JPMorgan Chase & Co., 5.14% (SOFR + 1.01%) due 1/24/2031	69,000	70,050
[b]	Morgan Stanley, 5.23% (SOFR + 1.11%) due 1/15/2031	43,000	43,653
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	25,000	25,618
	Mortgage Real Estate Investment Trusts — 0.3%
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	50,000	51,186
			611,254
	Food, Beverage & Tobacco — 1.4%
	Beverages — 0.7%
[d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	25,000	24,010
	Constellation Brands, Inc., 5.00% due 2/2/2026	41,000	41,002
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	45,000	44,849
	4.60% due 5/15/2030	21,000	20,901
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	48,000	48,389
	Post Holdings, Inc.,
[a]	5.50% due 12/15/2029	10,000	9,874
[a]	6.25% due 2/15/2032	10,000	10,168
	Tobacco — 0.3%
	BAT Capital Corp.,
	5.35% due 8/15/2032	19,000	19,188
	7.75% due 10/19/2032	25,000	28,536
			246,917
	Health Care Equipment & Services — 2.0%
	Health Care Equipment & Supplies — 0.1%
[a]	Hologic, Inc., 3.25% due 2/15/2029	25,000	23,902
	Health Care Providers & Services — 1.9%
	Centene Corp., 3.00% due 10/15/2030	25,000	21,993
[a]	Charles River Laboratories International, Inc., 4.25% due 5/1/2028	50,000	48,048
[a]	Highmark, Inc., 1.45% due 5/10/2026	73,000	70,717
	Humana, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	3.95% due 3/15/2027	$ 25,000	$ 24,817
	5.55% due 5/1/2035	16,000	15,711
	Laboratory Corp. of America Holdings,
	4.35% due 4/1/2030	25,000	24,536
	4.55% due 4/1/2032	25,000	24,436
	Tenet Healthcare Corp., 6.75% due 5/15/2031	25,000	25,752
	Universal Health Services, Inc., 4.625% due 10/15/2029	72,000	70,553
			350,465
	Insurance — 4.4%
	Insurance — 4.4%
[a]	American National Global Funding, 5.55% due 1/28/2030	69,000	69,993
	Aon North America, Inc., 5.45% due 3/1/2034	70,000	70,815
[a]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	25,000	25,325
	CNA Financial Corp., 5.125% due 2/15/2034	71,000	69,917
	CNO Financial Group, Inc., 6.45% due 6/15/2034	35,000	36,044
[a,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	25,000	24,737
[a]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	35,000	35,211
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	25,000	25,391
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	50,000	50,658
	Globe Life, Inc., 5.85% due 9/15/2034	25,000	25,431
	Horace Mann Educators Corp., 7.25% due 9/15/2028	25,000	26,682
[a,d]	Intact Financial Corp., 5.459% due 9/22/2032	25,000	25,012
[a]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	52,000	52,111
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	25,000	25,639
[a]	NLG Global Funding, 5.40% due 1/23/2030	69,000	70,186
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	25,000	25,061
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	25,000	25,359
[a]	RGA Global Funding, 2.70% due 1/18/2029	30,000	27,918
	Stewart Information Services Corp., 3.60% due 11/15/2031	25,000	22,151
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	40,000	40,135
			773,776
	Materials — 1.4%
	Containers & Packaging — 1.4%
[a]	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	25,000	24,742
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	25,000	25,464
	Ball Corp.,
	2.875% due 8/15/2030	25,000	22,157
	4.875% due 3/15/2026	25,000	24,987
[a,d]	CCL Industries, Inc., 3.05% due 6/1/2030	25,000	22,814
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	50,000	46,318
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	73,000	70,657
			237,139
	Media & Entertainment — 0.6%
	Media — 0.6%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	70,000	60,413
	Sirius XM Radio LLC,
[a]	3.125% due 9/1/2026	25,000	24,429
[a]	5.50% due 7/1/2029	25,000	24,581
			109,423
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc.,
	4.65% due 9/9/2026	25,000	24,975
	5.75% due 12/13/2027	16,000	16,324
			41,299
	Semiconductors & Semiconductor Equipment — 0.8%
	Semiconductors & Semiconductor Equipment — 0.8%
	Broadcom, Inc.,
[a]	3.187% due 11/15/2036	25,000	20,315
	4.15% due 11/15/2030	28,000	27,301

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Micron Technology, Inc.,
	5.80% due 1/15/2035	$ 21,000	$ 21,176
	6.75% due 11/1/2029	25,000	26,728
[a]	Qorvo, Inc., 3.375% due 4/1/2031	50,000	44,005
			139,525
	Software & Services — 2.6%
	Information Technology Services — 0.7%
	Booz Allen Hamilton, Inc.,
[a]	3.875% due 9/1/2028	32,000	30,640
	5.95% due 4/15/2035	17,000	16,905
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	25,000	25,484
[a]	Science Applications International Corp., 4.875% due 4/1/2028	50,000	48,874
	Internet Software & Services — 0.2%
	VeriSign, Inc., 5.25% due 6/1/2032	32,000	32,215
	Software — 1.7%
[a,d]	Constellation Software, Inc., 5.158% due 2/16/2029	25,000	25,303
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	70,000	67,486
[a]	MSCI, Inc.,3.625% due 9/1/2030 - 11/1/2031	51,000	46,714
[a,d]	Open Text Corp., 3.875% due 12/1/2029	25,000	23,279
	Oracle Corp., 5.25% due 2/3/2032	41,000	41,610
	Paychex, Inc., 5.60% due 4/15/2035	41,000	41,693
	SS&C Technologies, Inc.,
[a]	5.50% due 9/30/2027	25,000	24,958
[a]	6.50% due 6/1/2032	25,000	25,653
			450,814
	Technology Hardware & Equipment — 2.4%
	Electrical Equipment — 0.2%
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	40,000	40,050
	Electronic Equipment, Instruments & Components — 1.5%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	25,000	23,473
	3.276% due 12/1/2028	26,000	24,680
[d]	Flex Ltd., 4.875% due 5/12/2030	25,000	24,812
	Keysight Technologies, Inc., 5.35% due 7/30/2030	40,000	40,832
	Vontier Corp., 2.40% due 4/1/2028	25,000	23,459
[a]	WESCO Distribution, Inc.,6.375% due 3/15/2029 - 3/15/2033	100,000	101,937
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	25,000	25,401
	Technology Hardware, Storage & Peripherals — 0.7%
	HP, Inc., 2.20% due 6/17/2025	45,000	44,943
	NetApp, Inc., 5.50% due 3/17/2032	70,000	70,921
			420,508
	Telecommunication Services — 0.4%
	Wireless Telecommunication Services — 0.4%
	T-Mobile USA, Inc., 5.125% due 5/15/2032	70,000	70,625
			70,625
	Transportation — 0.2%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc., 5.30% due 3/15/2027	25,000	25,304
			25,304
	Utilities — 6.6%
	Electric Utilities — 6.0%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	25,000	21,871
	Ameren Corp., 5.375% due 3/15/2035	26,000	25,743
	American Electric Power Co., Inc., 2.30% due 3/1/2030	50,000	44,741
	Black Hills Corp., 6.15% due 5/15/2034	25,000	25,730
[a]	Boston Gas Co., 3.757% due 3/16/2032	25,000	22,667
	Connecticut Light & Power Co., 4.95% due 8/15/2034	25,000	24,525
	DTE Energy Co.,
	5.20% due 4/1/2030	20,000	20,351

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.85% due 6/1/2034	$ 30,000	$ 30,876
[b,d]	Emera, Inc., Series 16-A, 6.75% (LIBOR 3 Month + 5.44%) due 6/15/2076	55,000	55,386
[a]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	25,000	22,535
	Exelon Corp., 5.125% due 3/15/2031	74,000	74,975
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	10,000	9,901
	ITC Holdings Corp., 5.30% due 7/1/2043	25,000	22,397
[a]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	37,155
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	25,000	21,648
[a]	Monongahela Power Co., 3.55% due 5/15/2027	25,000	24,486
[a]	NorthWestern Corp., 5.073% due 3/21/2030	30,000	30,287
[a]	NRG Energy, Inc., 2.00% due 12/2/2025	53,000	52,129
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	32,000	32,079
[b]	Pacific Gas & Electric Co., 5.30% (SOFRINDX + 0.95%) due 9/4/2025	25,000	24,966
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	70,000	70,506
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	25,000	24,734
[a]	PSEG Power LLC, 5.20% due 5/15/2030	44,000	44,416
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	25,000	21,284
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	32,000	32,212
	Puget Energy, Inc.,
	4.224% due 3/15/2032	25,000	22,996
[a]	5.725% due 3/15/2035	26,000	25,744
	Southern Co.,
	Series A, 3.70% due 4/30/2030	25,000	23,942
[b]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	40,000	39,603
	Southwestern Public Service Co., 6.00% due 6/1/2054	25,000	24,505
	Tucson Electric Power Co., 5.20% due 9/15/2034	30,000	29,616
	Union Electric Co., 2.95% due 3/15/2030	25,000	23,340
	Virginia Electric & Power Co., 5.05% due 8/15/2034	25,000	24,591
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	25,000	25,037
	Gas Utilities — 0.6%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	73,000	70,299
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	25,000	25,530
			1,152,803
	Total Corporate Bonds (Cost $5,976,325)		5,989,361
	Other Government — 1.1%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	100,000	59,484
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	2,000,000	33,671
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	46,000	25,858
	U.K. Gilts (GBP), 3.25% due 1/31/2033	60,000	74,759
	Total Other Government (Cost $183,263)		193,772
	U.S. Treasury Securities — 28.4%
	U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/2054	270,904	244,110
	U.S. Treasury Notes,
	3.375%, 5/15/2044	998,000	803,858
	3.75%, 12/31/2030	160,000	157,725
	4.125%, 8/15/2053	465,000	406,585
	4.25%, 11/15/2034	650,000	643,906
	4.625%, 11/15/2044	1,000,000	960,781
	4.75%, 2/15/2045	1,300,000	1,269,531
	U.S. Treasury Strip Coupon, 7.60%, 11/15/2041	1,120,000	485,286
	Total U.S. Treasury Securities (Cost $5,132,521)		4,971,782
	U.S. Government Agencies — 0.3%
[a,b,c]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	55,000	54,784
	Total U.S. Government Agencies (Cost $54,946)		54,784
	Mortgage Backed — 23.6%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	152,964	142,812
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.881% due 12/25/2066	82,124	75,222
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	30,000	31,214

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-IVR1 Class A3, 3.605% due 11/25/2043	$ 73,447	$ 67,130
[a,b]	Series 2022-ATH1 Class A1A, 2.87% due 1/25/2067	110,682	106,141
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	106,095	105,690
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.093% (2.19% - SOFR30A) due 6/1/2052	103,642	96,159
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	90,000	90,985
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD2278, 3.00% due 8/1/2052	111,229	94,799
	Pool SD2601, 2.50% due 2/1/2053	180,079	147,134
	Pool SD8194, 2.50% due 2/1/2052	249,170	203,739
	Pool SD8218, 2.00% due 6/1/2052	116,393	90,560
	Pool SD8225, 3.00% due 7/1/2052	354,731	302,250
	Federal National Mtg Assoc.,
	Pool AM5836, 4.05% due 4/1/2032	80,633	78,082
	Pool BL2763, 3.99% due 6/1/2049	90,986	78,286
	Pool BS7738, 4.20% due 3/1/2033	17,000	16,451
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB2096, 3.00% due 11/1/2051	257,689	219,436
	Pool FS4713, 2.50% due 5/1/2053	114,022	93,162
	Pool FS8579, 2.00% due 8/1/2042	259,542	219,423
	Pool FS9660, 5.50% due 10/1/2054	186,896	185,365
	Pool FS9716, 2.00% due 8/1/2042	215,920	182,544
	Pool MA5107, 5.50% due 8/1/2053	194,520	193,070
	Pool MA5611, 4.00% due 2/1/2055	260,604	238,878
	Pool MA5671, 4.50% due 4/1/2055	263,158	248,299
[a,b]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	90,705	82,231
	Government National Mtg Assoc., CMBS,
	Series 2021-110 Class AC, 1.75% due 10/16/2062	27,501	20,704
	Series 2021-75 Class AC, 1.60% due 4/16/2062	35,849	26,739
[e]	Government National Mtg Assoc., UMBS Collateral, Pool MA7706, 3.00% due 11/20/2051	368,126	321,091
[a,b]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 2.479% due 3/25/2065	42,826	40,540
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-1A Class A1, 4.00% due 2/25/2057	76,858	74,258
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	34,000	30,573
[a,b]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	83,447	79,954
[a,b]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	88,439	89,425
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.594% (TSFR1M + 1.26%) due 5/15/2038	50,000	49,502
	Total Mortgage Backed (Cost $4,151,714)		4,121,848
	Short-Term Investments — 3.0%
[f]	Thornburg Capital Management Fund	53,345	533,449
	Total Short-Term Investments (Cost $533,449)		533,449
	Total Investments — 100.2% (Cost $17,686,451)		$17,518,447
	Liabilities Net of Other Assets — (0.2)%		(38,237)
	Net Assets — 100.0%		$17,480,210

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,904,597, representing 28.06% of the Fund’s net assets.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on May 31, 2025.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AUD	Denominated in Australian Dollar
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
GBP	Denominated in Pound Sterling

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

LIBOR	London Interbank Offered Rates
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund commenced operations on February 4, 2025. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	May 31, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 5/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$-	$6,962,048	$(6,428,599)	$-	$-	$533,449	$8,579